Reinsurance	12 Months Ended
Dec. 31, 2011
Certain Long-Duration Contracts/Deferred Policy Acquisition Costs and Value of Business Acquired/Reinsurance [Abstract]
Reinsurance
(18)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009
Premiums
Direct	$832	$808	$761
Assumed	—	5	12
Ceded	(301)	(329)	(303)

Net	$531	$484	$470

Life, accident and health insurance in force
Direct	$209,732	$208,920	$208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)

Net	$149,238	$144,175	$132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.